Share Option and Warrant Reserves (Details Narrative)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Share Option And Warrant Reserves
Number of share options granted | shares	1,775,000	530,000
Weighted average exercise price granted | $	$ 1.42	$ 3.19